Related parties	12 Months Ended
Dec. 31, 2023
Related Parties
Related parties

Note 31 - Related parties

Transactions between related parties are carried out for amounts, terms and average rates in accordance with normal market practices during the period, and under reciprocal conditions.

Transactions between companies and investment funds, included in consolidation (Note 2c I), have been eliminated and do not affect the consolidated statements.

The principal unconsolidated related parties are as follows:

    •   Parent companies: IUPAR, E. JOHNSTON and ITAÚSA.

    •   Associates and joint ventures: of which stand out: Biomas Serviços Ambientais, Restauração e Carbono S.A.; BSF Holding S.A.; Conectcar Instituição de Pagamento e Soluções de Mobilidade Eletrônica S.A.; Kinea Private Equity Investimentos S.A.; Olímpia Promoção e Serviços S.A.; Porto Seguro Itaú Unibanco Participações S.A.; Pravaler S.A. and Tecnologia Bancária S.A.

    •   Other related parties:

    •   Direct and indirect equity interests of ITAÚSA, in particular: Aegea Saneamento e Participações S.A.; Águas do Rio 1 SPE S.A., Águas do Rio 4 SPE S.A.; Alpargatas S.A.; CCR S.A.; Copa Energia Distribuidora de Gás S.A. and Dexco S.A.

    •   Pension plans, in particular: Fundação Itaú Unibanco – Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING, created exclusively for employees.

    •   Associations, in particular: Associação Cubo Coworking Itaú and Associação Itaú Viver Mais.

    •   Foundations and Institutes, in particular: Fundação Saúde Itaú; Instituto Itaú Ciência, Tecnologia e Inovação and Instituto Unibanco.

a) Transactions with related parties:

ITAÚ UNIBANCO HOLDING	12/31/2023				12/31/2022
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Assets
lnterbank investments	-	321	-	321	-	676	3,835	4,511
Loan operations	-	355	324	679	-	109	668	777
Securities and derivatives (asset and liability position)	1,307	317	3,096	4,720	1,199	548	4,584	6,331
Other assets	1	357	39	397	1	166	10	177
Total assets	1,308	1,350	3,459	6,117	1,200	1,499	9,097	11,796

Liabilities
Deposits	-	(92)	(1,306)	(1,398)	-	(127)	(2,426)	(2,553)
Deposits received under securities repurchase agreements	-	(119)	(75)	(194)	-	-	(19)	(19)
Funds from acceptances and issuance of securities	-	-	(82)	(82)	-	-	(49)	(49)
Other liabilities	(8)	(9)	(1,072)	(1,089)	(21)	(9)	(255)	(285)
Total Liabilities	(8)	(220)	(2,535)	(2,763)	(21)	(136)	(2,749)	(2,906)

ITAÚ UNIBANCO HOLDING	01/01 to 12/31/2023				01/01 to 12/31/2022				01/01 to 12/31/2021
	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total	Parent companies	Associates and joint ventures	Other related parties	Total
Statement of lncome
lncome related to financial operations	173	48	629	850	166	51	969	1,186	74	34	314	422
Expenses related to financial operations	-	(20)	(298)	(318)	-	(7)	(187)	(194)	-	(2)	(35)	(37)
Other operating revenues / (expenses)	14	(81)	(196)	(263)	13	(98)	(60)	(145)	13	-	(186)	(173)
lncome	187	(53)	135	269	179	(54)	722	847	87	32	93	212

Operations with Key Management Personnel of ITAÚ UNIBANCO HOLDING present Assets of R$ 185, Liabilities of R$ (7,099) and Results of R$ (62) (R$ 162, R$ (6,427) at 12/31/2022 and R$ 16 and R$ (20) from 01/01 to 12/31/2022 and 01/01 to 12/31/2021, respectively).

b) Compensation and Benefits of Key Management Personnel

Compensation and benefits attributed to Managers Members, members of the Audit Committee and the Board of Directors of ITAÚ UNIBANCO HOLDING in the period correspond to:

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Fees	(686)	(603)	(460)
Profit sharing	(275)	(255)	(208)
Post-employment benefits	(6)	(5)	(9)
Share-based payment plan	(179)	(142)	(120)
Total	(1,146)	(1,005)	(797)

Total amount related to share-based payment plans, personnel expenses and post-employment benefits is detailed in Notes 20, 23 and 26, respectively.